Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Current Assets
Cash and cash equivalents	$ 321,436	$ 884,137	$ 2,392,225
Prepaid expenses and other current assets		3,195	15,666
Total current assets	321,436	887,332	2,407,891
Deposits	9,702	9,502	35,752
Operating lease right-of-use asset			123,606
Total Assets	331,138	896,834	2,567,249
Current Liabilities
Accounts payable and accrued liabilities	33,440	33,440	862,528
Advance			296,653
Operating lease liability, short-term			125,679
Total liabilities	33,440	33,440	1,284,860
Commitments and contingencies
Stockholders’ Equity
Common stock, par value $0.001 per share; 1,000,000,000 shares authorized; 50,840,147 shares issued and outstanding, respectively	50,500	50,640	50,640
Additional paid-in-capital	48,287,142	48,240,463	47,778,607
Accumulated deficit	(48,039,944)	(47,427,709)	(46,546,858)
Total stockholders’ equity	297,698	863,394	1,282,389
Total Liabilities and Stockholders’ Equity	$ 331,138	$ 896,834	$ 2,567,249